Long-term Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total	$ 81,250	$ 81,250
Unamortized debt issuance costs	(609)	(949)
Total debt	80,641	80,301
PNC Loan Facility | Line of Credit
Debt Instrument [Line Items]
Total	$ 81,250	$ 81,250